The Merger Fund
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

	Shares		Value
LONG INVESTMENTS - 97.14%
COMMON STOCKS - 50.40%
AEROSPACE & DEFENSE - 1.30%
Aerojet Rocketdyne Holdings, Inc.	1,273,167		$55,446,423
APPLICATION SOFTWARE - 0.56%
Five9, Inc. (a)	147,916		23,628,102
BIOTECHNOLOGY - 0.94%
Acceleron Pharma, Inc. (a)	97,311		16,747,223
Trillium Therapeutics, Inc. - ADR (a)	1,316,118		23,111,032
			39,858,255
CAPITAL MARKETS - 0.01%
MarketWise, Inc. (a)	65,608		541,922
CHEMICALS - 1.21%
Atotech Ltd. - ADR (a)	1,307,436		31,574,579
Ferro Corporation (a)	970,684		19,743,713
			51,318,292
COMMERCIAL SERVICES- FINANCE - 0.00%
Moneylion, Inc. (a)	4,891		33,112
COMMERICAL BANKS - 0.13%
Flagstar Bancorp, Inc.	107,110		5,439,046
CONSTRUCTION MATERIALS - 0.45%
Forterra, Inc. (a)	804,911		18,963,703
DIVERSIFIED METALS & MINING - 1.97%
BHP Group plc - ADR	1,654,536		83,868,430
ELECTRIC UTILITIES - 1.19%
PNM Resources, Inc.	1,019,281		50,434,024
ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.45%
Coherent, Inc. (a)(e)	757,032		189,326,133
ENTERTAINMENT - 0.57%
MGM Holdings, Inc. (a)(g)	131,269		17,590,046
Sciplay Corporation (a)	321,515		6,652,145
			24,242,191
FOOD PRODUCTS - 1.57%
Sanderson Farms, Inc.	356,095		67,017,079
HEALTH CARE EQUIPMENT & SUPPLIES - 1.68%
Hill-Rom Holdings, Inc.	447,817		67,172,550
Intersect ENT, Inc. (a)	166,149		4,519,253
			71,691,803
HEALTH CARE PROVIDERS & SERVICES - 0.03%
ATI Physical Therapy, Inc. (a)	306,157		1,163,397
HEALTH CARE TECHNOLOGY - 1.28%
Change Healthcare, Inc. (a)(e)	1,730,399		36,234,555
Convey Holding Parent, Inc. (a)	3,901		32,769
Inovalon Holdings, Inc. (a)	453,756		18,281,829
			54,549,153
HUMAN RESOURCES & EMPLOYMENT SERVICES - 0.64%
51job, Inc. - ADR (a)	393,386		27,352,129
INTERNET & DIRECT MARKETING RETAIL - 1.02%
Stamps.com, Inc. (a)	132,116		43,570,536
IT SERVICES - 0.07%
Afterpay Ltd. - ADR (a)	31,705		2,781,480
LIFE & HEALTH INSURANCE - 2.41%
Athene Holding Ltd. - ADR (a)	1,489,734		102,597,981
Oscar Health, Inc. Class A (a)	500		8,695
			102,606,676
LIFE SCIENCES TOOLS & SERVICES - 3.59%
PPD, Inc. (a)(e)	3,268,854		152,949,679
MACHINERY - 0.81%
Welbilt, Inc. (a)	1,487,326		34,565,456
MULTI-LINE INSURANCE - 0.58%
The Hartford Financial Services Group, Inc. (j)	349,090		24,523,572
NON-HAZARDOUS WASTE DISPOSAL - 0.25%
Covanta Holding Corporation	520,238		10,467,188
OIL, GAS & CONSUMABLE FUELS - 0.01%
Cimarex Energy Company	4,166		363,275
PAPER & FOREST PRODUCTS - 0.67%
Domtar Corporation (a)	524,279		28,594,177
PHARMACEUTICALS - 0.16%
Tilray, Inc. (a)	86,327		974,632
TPCO Holding Corporation - ADR (a)	1,816,240		5,793,805
			6,768,437
RAILROADS - 4.13%
Kansas City Southern	648,877		175,612,071
REGIONAL BANKS - 0.76%
Cadence BanCorporation (a)(e)	1,479,403		32,487,690
REITs - 0.18%
Columbia Property Trust, Inc.	410,059		7,799,322
RESEARCH & CONSULTING SERVICES - 5.56%
IHS Markit Ltd. - ADR	2,029,575		236,689,036
RETAIL-AUTOMOBILE - 0.12%
Cazoo Group Ltd. - ADR (a)	659,860		5,127,112
SEMICONDUCTORS - 4.70%
Advanced Micro Devices, Inc. (a)	72,772		7,488,239
Magnachip Semiconductor Corporation (a)	570,852		10,138,332
Xilinx, Inc. (e)	1,207,553		182,328,427
			199,954,998
SOFTWARE - 6.95%
Cloudera, Inc. (a)(e)	4,671,822		74,608,997
Medallia, Inc. (a)	627,874		21,266,093
Nuance Communications, Inc. (a)(e)	3,634,479		200,041,724
Zeta Global Holdings Corporation (a)	4,162		24,389
			295,941,203
SPECIALTY STORES - 0.45%
Sportsman's Warehouse Holdings, Inc. (a)(j)	1,080,309		19,013,438
TOTAL COMMON STOCKS (Cost $2,093,397,107)			2,144,688,540
	Shares/Units
SPECIAL PURPOSE ACQUISITION COMPANIES - 11.97% (a)
26 Capital Acquisition Corporation	122,000		1,227,320
890 5th Avenue Partners, Inc. Class A	353,544		3,503,621
Accelerate Acquisition Corporation Class A	604,200		5,878,866
ACE Convergence Acquisition Corporation Class A - ADR	155,096		1,537,001
Agile Growth Corporation Class A - ADR	210,000		2,041,200
Altimar Acquisition Corporation III - ADR (f)	163,357		1,625,402
Altimar Acquisition Corporation III Class A - ADR	150,000		1,461,000
Altimeter Growth Corporation 2 Class A - ADR	428,263		4,235,521
Altitude Acquisition Corporation Class A	481,728		4,740,204
Anzu Special Acquisition Corporation I	15,412		152,579
Apollo Strategic Growth Capital Class A - ADR	979,644		9,561,325
Apollo Strategic Growth Capital II Class A - ADR	200,000		1,954,000
Archimedes Tech SPAC Partners Company	13,489		134,216
Ares Acquisition Corporation - ADR	157,500		1,559,282
Ares Acquisition Corporation Class A - ADR	100,000		974,000
Arrowroot Acquisition Corporation Class A	575,536		5,582,699
Artemis Strategic Investments Corporation	292,987		2,938,660
Atlas Crest Investment Corporation II	107,500		1,073,925
Austerlitz Acquisition Corporation I - ADR	38,000		390,260
Austerlitz Acquisition Corporation I Class A - ADR	782,401		7,777,066
Austerlitz Acquisition Corporation II - ADR	63,000		620,550
Authentic Equity Acquisition Corporation - ADR	21,600		216,648
Avanti Acquisition Corporation Class A - ADR	609,156		5,963,637
AxonPrime Infrastructure Acquisition Corporation	500		4,950
Biotech Acquisition Company - ADR	40,000		402,000
BlueRiver Acquisition Corporation - ADR	10,650		105,968
Bridgetown 2 Holdings Ltd. Class A - ADR	40,000		396,400
Bright Lights Acquisition Corporation Class A	32,437		315,936
Build Acquisition Corporation	76,056		760,560
Burgundy Technology Acquisition Corporation - ADR	60,045		613,660
Burgundy Technology Acquisition Corporation Class A - ADR	1,028,951		10,238,062
Capstar Special Purpose Acquisition Corporation Class A	428,525		4,250,968
CC Neuberger Principal Holdings II Class A - ADR	754,616		7,410,329
CC Neuberger Principal Holdings III - ADR	114,000		1,134,300
Cerberus Telecom Acquisition Corporation Class A - ADR (g)	397,959		3,971,631
CF Acquisition Corporation VI	55,750		549,137
CF Acquisition Corporation VIII	160,000		1,622,400
CHP Merger Corporation (f)	129,524		1,318,554
CHP Merger Corporation Class A	304,912		3,055,218
Churchill Capital Corporation VII Class A	200,000		1,944,000
CIIG Capital Partners II, Inc.	337,246		3,399,440
Class Acceleration Corporation (f)	11,750		116,325
Climate Real Impact Solutions Acquisition Corporation II	4,860		48,357
Climate Real Impact Solutions Acquisition Corporation II Class A	6,481		63,384
CM Life Sciences III, Inc.	349,196		3,464,024
Cohn Robbins Holdings Corporation Class A - ADR	1,092,312		10,726,504
Colicity, Inc. Class A	368,445		3,654,974
Colonnade Acquisition Corporation II - ADR	62,933		610,450
Compute Health Acquisition Corporation	413,002		4,134,150
Compute Health Acquisition Corporation Class A	300,000		2,931,000
Conx Corporation Class A	613,768		6,014,926
Corner Growth Acquisition Corporation - ADR	188,816		1,886,272
COVA Acquisition Corporation - ADR	162,199		1,612,258
D & Z Media Acquisition Corporation (f)	167,214		1,658,763
Decarbonization Plus Acquisition Corporation II	27,000		278,640
Decarbonization Plus Acquisition Corporation III Class A	76,000		763,800
Deep Lake Capital Acquisition Corporation Class A - ADR	335,382		3,266,621
DFP Healthcare Acquisitions Corporation Class A	331,952		3,292,964
Direct Selling Acquisition Corporation	94,000		947,520
Dragoneer Growth Opportunities Corporation II Class A - ADR	575,191		5,723,150
E.Merge Technology Acquisition Corporation Class A	1,187,298		11,659,266
East Stone Acquisition Corporation - ADR	147,751		1,507,060
ECP Environmental Growth Opportunities Corporation Class A	736,471		7,276,333
EdtechX Holdings Acquisition Corporation II Class A	98,926		987,281
Elliott Opportunity Corporation II - ADR	81,448		824,254
Elliott Opportunity Corporation II Class A - ADR	435,340		4,240,212
Environmental Impact Acquisition Corporation Class A	230,159		2,276,273
Equity Distribution Acquisition Corporation Class A	1,069,829		10,505,721
ESM Acquisition Corporation - ADR	63,000		625,590
Eucrates Biomedical Acquisition Corporation - ADR	927		9,066
FinServ Acquisition Corporation II	6,700		66,062
FinTech Acquisition Corporation VI	206,626		2,066,260
Fintech Evolution Acquisition Group - ADR	270,205		2,669,625
FirstMark Horizon Acquisition Corporation (f)	239,557		2,431,504
Foresight Acquisition Corporation Class A	9,582		94,479
Fortress Capital Acquisition Corporation Class A - ADR	344,495		3,369,161
FTAC Athena Acquisition Corporation Class A - ADR	333,320		3,293,202
FTAC Hera Acquisition Corporation - ADR	141,200		1,406,352
FTAC Parnassus Acquisition Corporation Class A	210,779		2,055,095
Fusion Acquisition Corporation II	212,300		2,063,556
G Squared Ascend I, Inc. - ADR	316,031		3,179,272
G Squared Ascend I, Inc. Class A - ADR	171,440		1,691,256
G Squared Ascend II, Inc. - ADR	171,106		1,719,615
GigCapital4, Inc.	428,659		4,226,578
Goal Acquisitions Corporation	564,935		5,491,168
Golden Falcon Acquisition Corporation Class A	345,674		3,370,321
Gores Holdings VIII, Inc.	4,908		48,197
Gores Technology Partners II, Inc. Class A	49,193		481,108
Gores Technology Partners, Inc. Class A	142,429		1,398,653
Graf Acquisition Corporation IV	222,759		2,200,859
GS Acquisition Holdings Corporation II Class A	752,426		7,689,794
Haymaker Acquisition Corporation III (f)	334,161		3,298,169
Healthcare Services Acquisition Corporation Class A	450,508		4,383,443
Hennessy Capital Investment Corporation V	8,400		85,344
Highland Transcend Partners Corporation I - ADR	20,847		217,851
Horizon Acquisition Corporation II Class A - ADR	187,671		1,839,176
HPX Corporation Class A - ADR	49,224		484,364
Hudson Executive Investment Corporation II	17,300		171,962
Independence Holdings Corporation - ADR	113,012		1,126,730
InterPrivate II Acquisition Corporation (f)	63,494		627,321
InterPrivate III Financial Partners, Inc. Class A	63,490		628,868
InterPrivate IV InfraTech Partners, Inc.	16,373		161,520
Investindustrial Acquisition Corporation Class A - ADR	213,552		2,120,571
Isleworth Healthcare Acquisition Corporation	151,468		1,488,930
Isos Acquisition Corporation Class A - ADR	210,099		2,096,788
Jack Creek Investment Corporation - ADR	116,600		1,171,830
Jaws Hurricane Acquisition Corporation Class A (f)	50,791		493,689
Jaws Juggernaut Acquisition Corporation - ADR (f)	295,167		2,951,670
Jaws Mustang Acquisition Corporation - ADR	36,600		367,464
Jaws Mustang Acquisition Corporation Class A - ADR	345,194		3,369,093
Kensington Capital Acquisition Corporation V - ADR	169,255		1,726,401
Khosla Ventures Acquisition Company	121,524		1,199,442
Khosla Ventures Acquisition Company III Class A	388,928		3,811,494
Kismet Acquisition Three Corporation Class A - ADR	190,637		1,856,804
KKR Acquisition Holdings Corporation I	424,235		4,233,865
KL Acquisition Corporation Class A	622,584		6,082,646
KludeIn I Acquisition Corporation (f)	32,000		320,320
L Catterton Asia Acquisition Corporation Class A - ADR	69,923		680,351
Landcadia Holdings IV, Inc. Class A	434,726		4,234,231
Lazard Growth Acquisition Corporation I Class A - ADR	50,000		486,500
Lerer Hippeau Acquisition Corporation Class A (f)	205,384		1,998,386
Lionheart Acquisition Corporation II Class A	428,521		4,248,786
Live Oak Crestview Climate Acquisition Corporation	430,057		4,218,859
Longview Acquisition Corporation II Class A	426,920		4,222,239
M3-Brigade Acquisition Corporation II Class A	349,688		3,465,408
Macondray Capital Acquisition Corporation I - ADR	191,600		1,912,168
Magnum Opus Acquisition Ltd. Class A - ADR	83,352		824,351
Marlin Technology Corporation Class A - ADR	661,635		6,457,558
Marquee Raine Acquisition Corporation Class A - ADR	55,482		554,265
Mason Industrial Technology, Inc.	197,230		1,962,438
Medicus Sciences Acquisition Corporation Class A - ADR	164,000		1,599,000
Merida Merger Corporation I	135,812		1,356,762
Montes Archimedes Acquisition Corporation Class A (g)	202,264		2,018,595
Motive Capital Corporation Class A - ADR	634,461		6,281,164
The Music Acquisition Corporation	205,000		2,058,200
New Vista Acquisition Corporation Class A - ADR (f)	76,113		740,579
Newbury Street Acquisition Corporation (f)	62,108		611,764
NextGen Acquisition Corporation II Class A - ADR	207,714		2,058,446
Noble Rock Acquisition Corporation - ADR (f)	18,600		184,140
Northern Genesis Acquisition Corporation II	10,400		106,704
Northern Genesis Acquisition Corporation III Class A (f)	91,506		888,523
Novus Capital Corporation II	32,200		330,694
Pathfinder Acquisition Corporation Class A - ADR	370,605		3,661,577
Peridot Acquisition Corporation II - ADR	176,260		1,737,924
Peridot Acquisition Corporation II Class A - ADR	119,905		1,164,278
Pershing Square Tontine Holdings Ltd. Class A	122,417		2,411,615
Pioneer Merger Corporation Class A - ADR	436,650		4,335,935
Pivotal Investment Corporation III	54,665		540,090
Pontem Corporation Class A - ADR	403,899		3,921,859
Post Holdings Partnering Corporation Class A	420,506		4,053,678
Power & Digital Infrastructure Acquisition Corporation	7,600		81,928
Prime Impact Acquisition I - ADR (f)	3,935		38,957
Prime Impact Acquisition I Class A - ADR	454,200		4,460,244
Progress Acquisition Corporation	6,819		68,190
Property Solutions Acquisition Corporation II	130,444		1,283,569
Prospector Capital Corporation Class A - ADR	465,264		4,540,977
Queen's Gambit Growth Capital Class A - ADR	525,881		5,190,445
RedBall Acquisition Corporation Class A - ADR	336,495		3,311,111
Reinvent Technology Partners Class A - ADR	520,508		5,168,644
RMG Acquisition Corporation III Class A - ADR	425,900		4,144,007
Rocket Internet Growth Opportunities Corporation - ADR (f)	372,661		3,696,797
Ross Acquisition Corporation II - ADR	11,064		110,197
ScION Tech Growth II - ADR	80,650		801,661
Senior Connect Acquisition Corporation I Class A	317,258		3,099,611
Shelter Acquisition Corporation I	379,078		3,771,826
Shelter Acquisition Corporation I - Sponsor (d)(g)	52,650		–
Simon Property Group Acquisition Holdings, Inc.	368,092		3,662,515
Simon Property Group Acquisition Holdings, Inc. Class A	646,902		6,307,294
Soar Technology Acquisition Corporation - ADR	84,290		855,544
Social Capital Hedosophia Holdings Corporation VI Class A - ADR (j)	506,785		5,143,868
Spartan Acquisition Corporation III Class A	883,373		8,727,725
Sports Entertainment Acquisition Corporation Class A	75,691		840,927
Sports Entertainment Acquisition Corporation Class A	503,854		5,048,617
Supernova Partners Acquisition Company III Ltd. Class A - ADR (f)	395,835		3,839,600
Sustainable Development Acquisition I Corporation	22,700		229,043
Switchback Corporation II Class A - ADR	425,929		4,242,253
Tailwind Acquisition Corporation Class A	1,073,615		10,499,955
Thimble Point Acquisition Corporation Class A	18,498		183,870
Thunder Bridge Capital Partners III, Inc. Class A	406,750		3,969,880
Tishman Speyer Innovation Corporation II Class A	352,710		3,456,558
Trebia Acquisition Corporation Class A - ADR	338,934		3,358,836
Tribe Capital Growth Corporation I	222,494		2,213,815
Tuscan Holdings Corporation II (g)	304,697		3,077,440
Twelve Seas Investment Company II	31,437		311,226
TZP Strategies Acquisition Corporation - ADR (f)	50,000		496,000
VectoIQ Acquisition Corporation II Class A (f)	315,940		3,067,777
Virgin Group Acquisition Corporation II Class A - ADR	816,663		7,929,798
Virtuoso Acquisition Corporation Class A	517,826		5,131,656
Vy Global Growth Class A - ADR	567,814		5,570,255
Warbug Pincus Capital Corporation I Class A - ADR	124,819		1,225,723
Yucaipa Acquisition Corporation Class A - ADR	858,999		8,486,910
Z-Work Acquisition Corporation Class A	151,361		1,474,256
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (Cost $514,756,758)			509,522,077
	Shares
CONTINGENT VALUE RIGHTS - 0.07% (a)(g)
Alder Biopharmaceuticals, Inc.	2,217,560		2,550,194
Ligand Pharmaceuticals	468,741		527,334
Media General, Inc. (e)	891,153		–
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)			3,077,528

RIGHTS - 0.01% (a)(g)
Bristol-Myers Squibb Company	453,175		509,822
TOTAL RIGHTS (Cost $0)			509,822

WARRANTS - 0.20% (a)
23andMe Holding Company Class A
Expiration: September 2025, Exercise Price: $11.50	89,329		164,365
890 5th Avenue Partners, Inc. Class A
Expiration: December 2027, Exercise Price: $11.50	117,848		146,132
Accelerate Acquisition Corporation Class A
Expiration: December 2027, Exercise Price: $11.50	201,400		189,296
ACE Convergence Acquisition Corporation Class A
Expiration: September 2027, Exercise Price: $11.50 (b)	82,894		48,493
Akazoo S.A.
Expiration: December 2024, Exercise Price: $11.50 (b)(d)(g)	238,850		–
Apollo Strategic Growth Capital Class A
Expiration: October 2027, Exercise Price: $11.50 (b)	326,548		266,137
Ardagh Metal Packaging S.A.
Expiration: December 2028, Exercise Price: $11.50 (b)	37,774		81,214
Arrowroot Acquisition Corporation Class A
Expiration: January 2026, Exercise Price: $11.50	287,768		164,028
Avanti Acquisition Corporation Class A
Expiration: December 2025, Exercise Price: $11.50 (b)	125,000		81,769
Berkshire Grey, Inc.
Expiration: December 2026, Exercise Price: $11.50	88,153		106,665
BowX Acquisition Corporation Class A
Expiration: December 2025, Exercise Price: $11.50	52,829		109,884
Cazoo Group Ltd.
Expiration: August 2026, Exercise Price: $11.50 (b)	380,410		566,811
CC Neuberger Principal Holdings II Class A
Expiration: July 2025, Exercise Price: $11.50 (b)	27,923		28,202
CEC Brands LLC
Expiration: December 2025, Exercise Price: $21.88 (g)	189,648		568,944
CHP Merger Corporation Class A
Expiration: November 2024, Exercise Price: $11.50	36,052		19,829
Cohn Robbins Holdings Corporation Class A
Expiration: August 2025, Exercise Price: $11.50 (b)	297,617		269,343
Conx Corporation Class A
Expiration: October 2027, Exercise Price: $11.50	153,442		176,458
Deep Lake Capital Acquisition Corporation Class A
Expiration: December 2027, Exercise Price: $11.50 (b)	167,691		127,059
E.Merge Technology Acquisition Corporation Class A
Expiration: July 2025, Exercise Price: $11.50	395,766		276,640
Equity Distribution Acquisition Corporation Class A
Expiration: September 2025, Exercise Price: $11.50	17,660		15,912
Fortress Capital Acquisition Corporation Class A
Expiration: December 2027, Exercise Price: $11.50 (b)	68,899		60,631
FTAC Athena Acquisition Corporation Class A
Expiration: March 2026, Exercise Price: $11.50 (b)	75,465		98,104
GCM Grosvenor, Inc. Class A
Expiration: November 2025, Exercise Price: $11.50	179,487		358,974
GigCapital4, Inc.
Expiration: December 2028, Exercise Price: $11.50	43,484		45,658
Ginkgo Bioworks Holdings, Inc.
Expiration: December 2027, Exercise Price: $11.50	2,620		8,882
Goal Acquisitions Corporation
Expiration: January 2022, Exercise Price: $11.50	564,935		329,131
Golden Falcon Acquisition Corporation Class A
Expiration: November 2026, Exercise Price: $11.50	172,837		106,295
Healthcare Services Acquisition Corporation Class A
Expiration: December 2027, Exercise Price: $11.50	225,254		148,668
HPX Corporation Class A
Expiration: July 2025, Exercise Price: $11.50 (b)(f)	24,612		13,539
InterPrivate III Financial Partners, Inc.
Expiration: December 2027, Exercise Price: $11.50	12,698		16,253
Kensington Capital Acquisition Corporation II Class A
Expiration: December 2027, Exercise Price: $11.50	17,250		19,665
KL Acquisition Corporation Class A
Expiration: January 2028, Exercise Price: $11.50	207,528		149,441
KLDiscovery, Inc.
Expiration: December 2024, Exercise Price: $11.50	677,651		223,625
Longview Acquisition Corporation II Class A
Expiration: May 2026, Exercise Price: $11.50	85,384		110,222
Marlin Technology Corporation Class A
Expiration: March 2026, Exercise Price: $11.50 (b)	220,545		176,436
Marquee Raine Acquisition Corporation
Expiration: December 2025, Exercise Price: $11.50 (b)	13,538		18,953
Medicus Sciences Acquisition Corporation Class A
Expiration: December 2027, Exercise Price: $11.50 (b)	18,222		12,938
Moneylion, Inc.
Expiration: June 2027, Exercise Price: $11.50	106,742		103,540
Montes Archimedes Acquisition Corporation Class A
Expiration: December 2025, Exercise Price: $11.50	101,132		150,687
Motive Capital Corporation Class A
Expiration: December 2025, Exercise Price: $11.50 (b)	138,737		173,421
Origin Materials, Inc.
Expiration: July 2026, Exercise Price: $11.50	142,785		224,172
Pathfinder Acquisition Corporation Class A
Expiration: December 2027, Exercise Price: $11.50 (b)	74,121		70,400
Pioneer Merger Corporation Class A
Expiration: December 2027, Exercise Price: $11.50 (b)	145,550		160,105
Pontem Corporation Class A
Expiration: December 2027, Exercise Price: $11.50 (b)	134,633		96,666
Prospector Capital Corporation Class A
Expiration: January 2025, Exercise Price: $11.50 (b)	155,088		108,562
Quantum-SI, Inc.
Expiration: September 2027, Exercise Price: $11.50	32,085		65,133
Reinvent Technology Partners Class A
Expiration: December 2028, Exercise Price: $11.50 (b)	11,661		17,491
RMG Acquisition Corporation III Class A
Expiration: December 2027, Exercise Price: $11.50 (b)	85,180		77,514
Senior Connect Acquisition Corporation I Class A
Expiration: December 2027, Exercise Price: $11.50	158,629		112,627
Shapeways Holdings, Inc.
Expiration: October 2026, Exercise Price: $11.50	112,274		111,151
Sharecare, Inc.
Expiration: July 2026, Exercise Price: $11.50	46,682		92,897
Spartan Acquisition Corporation III Class A
Expiration: February 2026, Exercise Price: $11.50	161,823		178,005
Supernova Partners Acquisition Company III Ltd. Class A
Expiration: March 2027, Exercise Price: $11.50 (b)(f)	79,167		67,300
Thimble Point Acquisition Corporation Class A
Expiration: February 2026, Exercise Price: $11.50	6,166		5,858
Thunder Bridge Capital Partners III, Inc. Class A
Expiration: February 2028, Exercise Price: $11.50	81,350		61,012
Tishman Speyer Innovation Corporation II Class A
Expiration: December 2027, Exercise Price: $11.50	70,542		59,255
Trebia Acquisition Corporation Class A
Expiration: December 2025, Exercise Price: $11.50 (b)	114,058		165,384
Tuscan Holdings Corporation II
Expiration: July 2025, Exercise Price: $11.50	109,883		73,622
VectoIQ Acquisition Corporation II Class A
Expiration: December 2027, Exercise Price: $11.50	63,188		49,287
Virgin Group Acquisition Corporation II Class A
Expiration: March 2026, Exercise Price: $11.50 (b)	78,996		67,937
Virtuoso Acquisition Corporation Class A
Expiration: December 2027, Exercise Price: $11.50	258,913		296,455
Whole Earth Brands, Inc.
Expiration: June 2025, Exercise Price: $11.50	269,682		396,433
TOTAL WARRANTS (Cost $19,060,851)			8,289,510

	Principal Amount
BANK LOANS - 1.00%
Golden Nugget LLC
3.250% (1 Month U.S. LIBOR + 2.500%), 10/4/2023 (f)(i)	$12,127,554		12,063,642
RentPath LLC
8.000%, (3 Month U.S. LIBOR + 4.750%), 12/17/2021 (f)(i)(k)	556,203		22,248
Syniverse Holdings, Inc.
6.000% (3 Month U.S. LIBOR + 5.000%), 3/09/2023 (f)(i)	12,413,000		12,403,442
Watts Guerra LLP
8.000%, 12/31/2022 (g)	17,966,000		17,966,000
TOTAL BANK LOANS (Cost $42,909,784)			42,455,332

CONVERTIBLE BONDS - 0.11% (f)
Nuance Communications, Inc.
1.000%, 12/15/2035	2,135,000		4,848,637
TOTAL CONVERTIBLE BONDS (Cost $4,578,131)			4,848,637

CORPORATE BONDS - 3.96% (f)
Cincinnati Bell, Inc.
7.000%, 7/15/2024 (h)	2,935,000		2,987,037
8.000%, 10/15/2025 (h)	11,838,000		12,337,564
Deutsche Wohen S.E.
0.325%, 7/26/2024 (b)	6,300,000		9,945,141
0.600%, 1/5/2026 (b)	34,500,000		51,712,035
Devon Energy Corporation
5.875%, 6/15/2028 (h)	9,554,000		10,531,136
Forterra Finance LLC / FRTA Finance Corporation
6.500%, 7/15/2025 (h)	17,689,000		18,927,230
Golden Nugget, Inc.
6.750%, 10/15/2024 (h)	17,394,000		17,416,612
GrubHub Holdings, Inc.
5.500%, 7/1/2027 (h)	9,279,000		9,626,962
Meredith Corporation
6.875%, 2/1/2026	16,394,000		16,926,805
Modulaire Global Finance plc
8.000%, 2/15/2023 (b)(h)	13,566,000		13,850,886
Southwest Gas Corporation
3.180%, 8/15/2051	1,000,000		959,311
WeWork Companies, Inc.
7.875%, 5/1/2025 (h)	3,384,000		3,438,990
TOTAL CORPORATE BONDS (Cost $168,111,422)			168,659,709

	Contracts (100 shares per contract)	Notional Amount
PURCHASED PUT OPTIONS - 0.11% (a)
The Hartford Financial Services Group, Inc.
Expiration: December 2021, Exercise Price: $55.00	2,906	$20,414,650	87,180
iShares Expanded Tech-Software Sector ETF
Expiration: October 2021, Exercise Price: $400.00	106	4,230,884	86,708
SPDR S&P 500 ETF Trust
Expiration: October 2021, Exercise Price: $430.00	1,751	75,142,414	1,171,419
Expiration: October 2021, Exercise Price: $440.00	3,064	131,488,496	3,437,808
TOTAL PURCHASED OPTIONS (Cost $3,006,838)			4,783,115

	Shares
ESCROW NOTES - 2.26% (a)
Altaba, Inc. (f)	14,609,784		95,876,707
AMR Corporation (g)	1,243,406		118,124
TOTAL ESCROW NOTES (Cost $61,164,692)			95,994,831

SHORT-TERM INVESTMENTS - 27.05%
MONEY MARKET FUNDS - 27.05% (c)
Fidelity Institutional Government Portfolio, Institutional Share Class, 0.01%	208,325,000		208,325,000
First American Government Obligations Fund, Institutional Share Class, 0.03%	208,325,000		208,325,000
Goldman Sachs Financial Square Government Fund, FST Share Class, 0.03%	208,325,000		208,325,000
The Government & Agency Portfolio, Institutional Share Class, 0.03%	208,325,000		208,325,000
JPMorgan U.S. Government Money Market Fund, IM Share Class, 0.03%	208,325,000		208,325,000
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Share Class, 0.03%	109,656,439		109,656,439
TOTAL SHORT-TERM INVESTMENTS (Cost $1,151,281,439)			1,151,281,439
TOTAL LONG INVESTMENTS (Cost $4,058,267,022) - 97.14%			4,134,110,540

SHORT INVESTMENTS - (2.72)%
COMMON STOCKS - (2.55)%
COMMERCIAL BANKS & THRIFTS - (0.13)%
New York Community Bancorp, Inc.	(430,066)		(5,534,949)
ASSET MANAGEMENT & CUSTODY BANKS - (0.18)%
Apollo Global Management, Inc.	(127,671)		(7,863,257)
ELECTRONIC COMPONENTS - (0.07)%
II-VI, Inc.	(49,756)		(2,953,516)
HOTELS, RESTAURANTS & LEISURE - (0.16)%
Scientific Games Corporation	(80,380)		(6,677,167)
INTERNET SECURITY - (0.17)%
NortonLifeLock, Inc. (d)(g)	(281,185)		(7,174,434)
IT SERVICES - (0.25)%
Square, Inc.	(43,628)		(10,463,740)
METALS & MINING - (0.34)%
BHP Group Ltd. - ADR	(268,806)		(14,386,497)
OIL, GAS & CONSUMABLE FUELS - (0.01)%
Cabot Oil & Gas Corporation	(16,727)		(363,980)
RAILROADS - (0.27)%
Canadian Pacific Railway Ltd. - ADR	(180,158)		(11,722,881)
REGIONAL BANKS - (0.72)%
BancorpSouth Bank	(1,035,851)		(30,847,643)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - (0.25)%
MKS Instruments, Inc.	(71,373)		(10,770,899)
SOFTWARE - (0.00)%
Zoom Video Communications, Inc.	(230)		(60,145)
TOTAL COMMON STOCKS (Proceeds $108,893,148)			(108,819,108)
	Principal Amount
CORPORATE BONDS - (0.15)% (f)
Devon Energy Corporation
5.850%, 12/15/2025	$(5,446,000)		(6,301,316)
TOTAL CORPORATE BONDS (Proceeds $5,997,212)			(6,301,316)

U.S. GOVERNMENT NOTES/BONDS - (0.02)% (f)
United States Treasury Note/Bond
2.375%, 5/15/2051	(800,000)		(853,750)
TOTAL U.S. GOVERNMENT NOTES/BONDS (Proceeds $885,504)			(853,750)
TOTAL SHORT INVESTMENTS (Proceeds $115,775,864) - (2.72)%			(115,974,174)

TOTAL NET INVESTMENTS (Cost $3,942,491,158) - 94.42%			4,018,136,366
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.58% (e)			237,554,589
TOTAL NET ASSETS - 100.00%			$4,255,690,955

ADR	- American Depository Receipt
ETF	- Exchange-Traded Fund
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
REITs	- Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of September 30, 2021.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contracts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see footnote (l) on the Schedule of Investments for more information.
(g)	Level 3 Security. Please see footnote (l) on the Schedule of Investments for more information.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of June 30, 2021, these securities represent 2.09% of total net assets.

(i)	The coupon rate shown on variable rate securities represents the rate as of September 30, 2021.
(j)	This security is held in connection with a written option contract.
(k)	Default or other conditions exist and the security is not presently accruing income.
(l)	Investment Valuation

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Equity securities, including common and preferred stocks, closed-end funds and ETFs, that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by an independent pricing vendor. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 p.m. New York time bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third  party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. These securities are classified as Level 2 investments.

Investments in Special Purpose Acquisition Companies, including their related units, shares, rights and warrants (each a “SPAC interest”), will typically be valued by reference to the last reported transaction for the composite exchange. These securities are classified as Level 1 investments. If, on a particular day, no reliable market transaction is readily available and reported for the composite exchange, then the mean between the closing bid and asked prices on the composite exchange will be used to value the SPAC interest, or the SPAC interest will be fair valued in accordance with the Fund’s pricing procedures. These securities are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. Notwithstanding the above, options that trade principally on a European exchange are typically valued at the “settlement price” as reported by the exchange on which the option principally trades. If the settlement price for a European exchange-traded option is unreliable or unavailable, the option will generally be valued at the last reported sale price. When the last sale of an exchange-traded option is outside the bid and asked prices, the Fund will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. On the stipulated expiration date, expiring options will be priced at intrinsic value. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange and/or are fair valued in accordance with the Fund’s pricing procedures are classified as Level 2 investments.

Investments in registered open-end investment companies, including Money Market Funds, are typically valued at their reported net asset value (“NAV”) per share. These securities are generally classified as Level 1 investments.

Forward currency contracts are valued at bid prices calculated using an “interpolation” methodology that incorporates foreign-exchange prices for standard forward-settlement periods. These securities are generally classified as Level 2.

In general, swap prices are determined using the same methods as would be used to price the underlying security. When the underlying security is the subject of a completed corporate reorganization for which the final deal terms are known, the swap is priced at the value of the consideration to be received by the Fund. The credit quality of the swap’s counterparties and collateral is monitored and the valuation of a swap may be adjusted if it is believed that the credit quality of the counterparty or collateral affects the market value of the swap position. These securities are generally classified as Level 2 investments.

The Fund may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE transaction typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will generally be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective. At period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, the Fund may fair value a security that primarily trades on an exchange that closes before the New York Stock Exchange (“NYSE”) if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Trust or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of September 30, 2021. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$2,127,098,494	$-	$17,590,046	$2,144,688,540
Special Purpose Acquisition Companies	470,050,171	30,404,240	9,067,666	509,522,077
Contingent Value Rights	-	-	3,077,528	3,077,528
Rights	-	-	509,822	509,822
Warrants	7,639,727	80,839	568,944	8,289,510
Bank Loans	-	24,489,332	17,966,000	42,455,332
Convertible Bonds	-	4,848,637	-	4,848,637
Corporate Bonds	-	168,659,709	-	168,659,709
Purchased Option Contracts	4,783,115	-	-	4,783,115
Escrow Notes	-	95,876,707	118,124	95,994,831
Short-Term Investments	1,151,281,439	-	-	1,151,281,439
Other Investments
Forward Currency Exchange Contracts**	-	11,574,495	-	11,574,495
Swap Contracts**	-	-	5,803,252	5,803,252
Total	$3,760,852,946	$335,933,959	$54,701,382	$4,151,488,287

Liabilities
Short Common Stocks*	$(101,644,674)	$-	$(7,174,434)	$(108,819,108)
Short Corporate Bonds	-	(6,301,316)	-	(6,301,316)
Short U.S. Government Notes/Bonds	-	(853,750)	-	(853,750)
Other Investments
Unfunded Commitments***	-	-	(133,651)	(133,651)
Written Option Contracts	(3,614,983)	(51,195)	-	(3,666,178)
Swap Contracts**	-	(133,318,429)	-	(133,318,429)
Total	$(105,259,657)	$(140,524,690)	$(7,308,085)	$(253,092,432)

*	Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
***
The Fund had unfunded commitments to purchase Private Investment in Public Equity shares as of September 30, 2021 with a market value of $2,092,379. These are Level 3 securities and are fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by using broker quotes or such other pricing sources or data as are permitted by the Fund’s pricing procedures. At September 30, 2021, the value of these securities was $47,393,297 (see footnote above regarding Fund’s holdings of unfunded commitments). The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in footnote (l) of the Schedule of Investments. The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

Level 3 Reconciliation Disclosure

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks- long	Common Stocks- short	Special Purpose Acquisition Companies	Private Investments in Public Equity	Contingent Value Rights	Rights	Warrants		Bank Loan	Unfunded Commitments		Escrow Notes	Swaps	Total Investment
Balance as of December 31, 2020	$33,291,832	$-	$-	$14,122,852	$-	$-	$184,100	*	$17,966,000	$-		$-	$-	$65,564,784
Purchases on Investments	18,312,897	(7,526,451)	3,940,386	-	-	-	-		-	-	**	-	-	14,726,832
(Sales) of Investments	(35,947,906)	-	-	(11,280,674)	-	-	-		-	-		-	-	(47,228,580)
Realized (Gain) Loss	3,307,813	-	-	8,570,984	-	-	-		-	-		-	-	11,878,797
Transfers Into Level 3	-	-	5,096,035	-	3,077,528	509,822	-		-	-		118,124	-	8,801,509
(Transfer Out) of Level 3	-	-	-	-	-	-	-		-	-		-	-	-
Change in Unrealized Appreciation (Depreciation)	(1,374,590)	352,017	31,245	(11,413,162)	-	-	384,844		-	(133,651)		-	5,803,252	(6,350,045)
Balance as of September 30, 2021	$17,590,046	$(7,174,434)	$9,067,666	$-	$3,077,528	$509,822	$568,944	*	$17,966,000	$(133,651	) **	$118,124	$5,803,252	$47,393,297

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at September 30, 2021	$(722,851)	$352,017	$(311,732)	$-	$(534,597)	$1,792,616	$384,855		$-	$(133,651	)**	$12,434	$5,803,252	$6,642,343

* CEC Brands LLC warrant received as a result of a corporate action.
** The Fund had unfunded commitments to purchase Private Investment in Public Equity shares as of September 30, 2021 with a market value of $2,092,379. These are Level 3 securities and are fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.

The realized and unrealized gains and losses from Level 3 transactions are included with the net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, respectively. The net change in unrealized depreciation on investments related to Level 3 securities held by the Fund at September 30, 2021 totals $(6,350,045).

Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for restricted securities or material Level 3 investments as of September 30, 2021 for the Fund are as follows:

Description	Fair Value at September 30, 2021		Valuation Technique		Unobservable Input	Input Values (Ranges)
Special Purpose Acquisition Company	$-	*	Projected Final Exercise Price	**	Value of Final Exercise Price	$0.00-$0.01
Warrant	$-	*	Projected Final Exercise Price	**	Value of Final Exercise Price	$0.00-$0.01
Common Stock- short	$(7,174,434)		Recent Market Transaction		Foreign Market Value	$25.52
Unfunded Commitments	$1,616,030	***	Market Price less Discount		Liquidity Discount	$0.00-$0.01
Unfunded Commitments	$476,349	***	Market Price less Discount		Liquidity Discount	$0.00-$0.01
Swap contract	$3,080,119		Recent Market Transaction		Foreign Market Value	$26.76
Swap contract	$2,966,144		Recent Market Transaction		Foreign Market Value	$26.76
Swap contract	$(698,978)		Recent Market Transaction		Foreign Market Value	$87.73

*	Amount less than $0.50.
**	Based on the evaluation of the likelihood that the warrant is exercised, the security is being priced at zero.
***	The fair value amount above represents the unfunded commitment amount as of September 30, 2021.

The table above does not include certain Level 3 investments that are based on information provided by brokers. At September 30, 2021, the net value of these securities was $47,128,067. The inputs for these Level 3 investments are not readily available or cannot be reasonably estimated and are generally those inputs described herein.

(m)
Effective October 1, 2021, Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc., is the investment adviser to the Fund. The Adviser manages the Funds' investment programs and general operations of the Virtus Funds, including oversight of the Funds' subadvisers. Prior to October 1, 2021, Westchester Capital Management, LLC (“WCM”) served as the investment adviser to the Fund. Effective October 1, 2021, WCM will serve as subadviser to the Fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S Bank Global Fund Services.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
Unfunded Commitments*
September 30, 2021 (Unaudited)
				Unrealized
		Unfunded		Appreciation
Issuer	Shares	Commitment Amount	Value	(Depreciation)
Live Oak Acquisition Corporation II	161,603	1,616,030	1,616,030	$-
Microvast Holdings, Inc.	61,000	610,000	476,349	(133,651)
TOTAL UNFUNDED COMMITMENTS		$2,226,030	$2,092,379	$(133,651)

* The Fund has unfunded commitments to purchase Private Investment in Public Equity shares as of September 30, 2021. These are Level 3 securities and are fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.

The Merger Fund
SCHEDULE OF INVESTMENTS
Open Written Options
September 30, 2021 (Unaudited)

	Contracts (100 shares per contract)	Notional Amount	Value
WRITTEN CALL OPTIONS
The Hartford Financial Services Group, Inc.
Expiration: December 2021, Exercise Price: $65.00	(2,906)	$(20,414,650)	$(2,005,140)
Expiration: December 2021, Exercise Price: $70.00	(584)	(4,102,600)	(233,600)
NortonLifeLock, Inc.
Expiration: January 2022, Exercise Price: $32.00 (a)	(2,118)	(5,358,540)	(37,065)
Social Capital Hedosophia Holdings Corporation VI Class A
Expiration: October 2021, Exercise Price: $10.00	(797)	(808,955)	(15,143)
Expiration: November 2021, Exercise Price: $10.00	(4,271)	(4,335,065)	(106,775)
SPDR S&P 500 ETF Trust
Expiration: October 2021, Exercise Price: $450.00	(875)	(37,549,750)	(20,125)
Sportsman's Warehouse Holdings, Inc.
Expiration: January 2022, Exercise Price: $20.00 (a)	(942)	(1,657,920)	(14,130)
			(2,431,978)
PUT OPTIONS WRITTEN
SPDR S&P 500 ETF Trust
Expiration: October 2021, Exercise Price: $415.00	(4,114)	(176,548,196)	(1,234,200)
			(1,234,200)
TOTAL WRITTEN OPTIONS
(Premiums received $3,817,804)			$(3,666,178)

ETF - Exchange-Traded Fund
(a) Level 2 Security. Please see footnote (l) on the Schedule of Investments for more information.

The Merger Fund
SCHEDULE OF INVESTMENTS
Forward Currency Exchange Contracts
September 30, 2021 (Unaudited)
								Unrealized
Settlement				USD Value at			USD Value at	Appreciation
Date	Counterparty	Currency to be Delivered		September 30, 2021	Currency to be Received		September 30, 2021	(Depreciation)*
12/30/2021	JPM	58,770,833	AUD	$42,510,524	42,962,979	USD	$42,962,979	$452,455
10/18/2021	JPM	8,977,187	EUR	10,402,384	10,883,708	USD	10,883,708	481,324
11/4/2021	JPM	24,034,108	EUR	27,858,957	28,439,704	USD	28,439,704	580,747
11/10/2021	JPM	52,818,600	EUR	61,231,810	62,225,165	USD	62,225,165	993,355
11/15/2021	JPM	14,774,872	EUR	17,130,041	17,316,309	USD	17,316,309	186,268
11/15/2021	GS	17,107,740	EUR	19,834,777	20,057,970	USD	20,057,970	223,193
11/26/2021	GS	57,794,008	EUR	67,021,688	70,179,019	USD	70,179,019	3,157,331
12/15/2021	GS	116,662,960	EUR	135,364,829	141,371,038	USD	141,371,038	6,006,209
12/15/2021	GS	138,132,445	USD	138,132,445	116,662,960	EUR	135,364,830	(2,767,615)
3/11/2022	JPM	793,817	GBP	1,069,589	1,099,614	USD	1,099,614	30,025
4/20/2022	GS	42,660,407	GBP	57,465,365	58,861,068	USD	58,861,068	1,395,703
4/20/2022	GS	3,416,083	USD	3,416,083	2,543,479	GBP	3,426,173	10,090
10/4/2021	JPM	6,286,734	GBP	8,470,779	8,603,898	USD	8,603,898	133,119
10/4/2021	JPM	8,648,346	USD	8,648,346	6,286,734	GBP	8,470,780	(177,566)
12/13/2021	GS	2,980,883	GBP	4,016,991	4,128,225	USD	4,128,225	111,234
10/8/2021	JPM	2,547,420	HKD	327,246	327,295	USD	327,295	49
10/8/2021	JPM	327,321	USD	327,321	2,547,420	HKD	327,246	(75)
10/20/2021	JPM	108,802,535	HKD	13,977,468	14,015,043	USD	14,015,043	37,575
10/20/2021	JPM	3,188,309	USD	3,188,309	24,800,345	HKD	3,186,010	(2,299)
10/28/2021	JPM	25,476,498	HKD	3,272,957	3,273,838	USD	3,273,838	881
1/12/2022	JPM	3,159,808,809	JPY	28,424,034	28,848,855	USD	28,848,855	424,821
10/27/2021	JPM	1,832,183,136	JPY	16,465,470	16,751,092	USD	16,751,092	285,622
10/27/2021	JPM	16,652,144	USD	16,652,144	1,832,183,136	JPY	16,465,470	(186,674)
12/23/2021	JPM	915,723,400	JPY	8,235,413	8,438,033	USD	8,438,033	202,620
12/23/2021	JPM	1,386,602	USD	1,386,602	153,747,700	JPY	1,382,705	(3,897)
				$694,831,572			$706,406,067	$11,574,495

AUD	- Australian Dollar
EUR	- Euro
GBP	- British Pound
GS	- Goldman, Sachs & Co.
HKD	- Hong Kong Dollar
JPM	- JPMorgan Chase & Co., Inc.
JPY	- Japanese Yen
USD	- U.S. Dollar
*	Net unrealized appreciation (depreciation) is a receivable (payable).

The Merger Fund
SCHEDULE OF INVESTMENTS
Open Swap Contracts*
September 30, 2021 (Unaudited)
									Unrealized
			Pay/Receive on	Financing	Payment		Notional		Appreciation
Counterparty	Security	Termination Date	Financing Rate	Rate	Frequency	Shares	Amount		(Depreciation)**
LONG TOTAL RETURN SWAP CONTRACTS
GS	Afterpay Ltd.(2)(3)	9/3/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	84,639	$8,050,562		$(698,978)
GS	Avast plc	9/11/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	9,311,268	76,122,555		(4,977,849)
JPM	Beijing Capital Ltd.(3)	9/27/2022	Pay	0.550% + Overnight Banking Rate	Quarterly	9,098,749	3,223,144		48,792
BAML	Bristol-Myers Squibb Company(3)	1/22/2022	Pay	0.000%(1)	Monthly	361,933	-	(1)	407,175
BAML	Brookfield Property REIT, Inc., 6.25%, Series A	8/30/2022	Pay	0.750% + 1 Month U.S. LIBOR	Monthly	51,168	1,279,200		(27,927)
BAML	Deutsche Wohen S.E.	8/21/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	613,541	37,401,205		107,313
GS	GrandVision N.V.	3/8/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	858,361	26,057,437		2,130,982
JPM	Hitachi Metals Ltd.	6/24/2022	Pay	0.550% + Overnight Banking Rate	Quarterly	1,448,789	28,123,343		(152,975)
GS	Meggit plc	9/10/2022	Pay	0.690% + 1 Month U.S. LIBOR	Monthly	5,014,616	53,940,550		(4,474,925)
GS	Siltronic AG- Tender Line	4/2/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	373,057	62,871,214		(4,054,132)
GS	Siltronic AG	5/7/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	29,306	4,856,019		(228,972)
JPM	Soho China Ltd.	7/17/2022	Pay	0.550% + Overnight Banking Rate	Quarterly	16,800,438	9,877,195		(5,435,803)
JPM	Spark Infrastructure Group	9/24/2022	Pay	0.550% + Overnight Banking Rate	Quarterly	20,353,535	42,015,379		(914,108)
JPM	Suez Environment S.A.	11/9/2021	Pay	0.550% + Overnight Banking Rate	Quarterly	531,485	10,048,993		2,061,601
JPM	Toshiba Corporation	5/16/2022	Pay	0.550% + Overnight Banking Rate	Quarterly	143,769	6,191,783		(142,100)
JPM	Ultra Electronics Holdings plc	9/16/2022	Pay	0.450% + Overnight Banking Rate	Quarterly	22,576	1,046,903		(64,904)
GS	Willis Towers Watson plc	10/23/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	993,213	231,705,140		(836,628)
GS	WM Morrison Supermarkets plc	10/14/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	1,045,924	4,232,018		(89,120)
BAML	Xilinx, Inc.	2/11/2022	Pay	0.750% + 1 Month U.S. LIBOR	Monthly	19,013	2,729,956		140,185

SHORT TOTAL RETURN SWAP CONTRACTS
JPM	Advanced Micro Devices, Inc.	11/27/2021	Pay	(0.600)% + Overnight Banking Rate	Quarterly	(599,681)	(49,684,035)		(12,034,844)
BAML	Advanced Micro Devices, Inc.	12/12/2021	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(1,586,771)	(131,478,499)		(31,811,796)
JPM	American Airlines Group, Inc.	9/19/2022	Pay	(0.600)% + Overnight Banking Rate	Quarterly	(11,395)	(213,428)		(20,447)
GS	Aon plc	5/19/2022	Pay	(0.350)% + U.S. Federal Funds	Monthly	(788,885)	(188,405,084)		(37,039,742)
BAML	Apollo Global Management, Inc.	4/15/2022	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(932,742)	(53,129,020)		(4,323,229)
JPM	Apollo Global Management, Inc.	6/18/2022	Pay	(0.600)% + Overnight Banking Rate	Quarterly	(651,356)	(37,633,270)		(2,492,611)
JPM	BHP Group Ltd.(2)(3)	10/2/2022	Pay	(0.650)% + Overnight Banking Rate	Quarterly	(722,878)	(22,272,693)		2,966,144
GS	BHP Group Ltd.(2)(3)	10/3/2022	Pay	(0.400)% + U.S. Federal Funds	Monthly	(721,203)	(22,343,844)		3,080,119
GS	BHP Group Ltd. - ADR	9/18/2022	Pay	(0.850)% + U.S. Federal Funds	Monthly	(663,691)	(43,442,863)		7,912,955
GS	Canadian Pacific Railway Ltd.	5/8/2022	Pay	(0.350)% + U.S. Federal Funds	Monthly	(1,632,141)	(112,058,814)		5,847,044
JPM	Canadian Pacific Railway Ltd.	10/21/2022	Pay	(0.600)% + Overnight Banking Rate	Quarterly	(53,070)	(3,480,792)		27,199
GS	II-VI, Inc.	5/12/2022	Pay	(0.350)% + U.S. Federal Funds	Monthly	(639,145)	(48,389,865)		10,446,947
JPM	S&P Global, Inc.	2/15/2022	Pay	(0.600)% + Overnight Banking Rate	Quarterly	(386,524)	(118,656,636)		(45,601,496)
GS	S&P Global, Inc.	4/8/2022	Pay	(0.350)% + U.S. Federal Funds	Monthly	(189,430)	(69,904,037)		(10,589,672)
JPM	Zoom Video Communications, Inc.	8/19/2022	Pay	(0.600)% + Overnight Banking Rate	Quarterly	(27,674)	(10,559,864)		3,320,625
									$(127,515,177)

ADR	- American Depository Receipt
BAML	- Bank of America Merrill Lynch & Co., Inc.
GS	- Goldman, Sachs & Co.
JPM	- JPMorgan Chase & Co., Inc.
LIBOR	- London Interbank Offered Rate
Overnight Banking Rate	- Overnight Banking Funding Rate
plc	- Public Limited Company
REIT	- Real Estate Investment Trust
U.S. Federal Funds	- U.S. Federal Funds Effective Rate
*	There were no upfront premiums paid or received for the open swap contracts held.
**	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).
(1)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
(2)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(3)	Level 3 Security. Please see footnote (l) on the Schedule of Investments for more information.